Share-Based Compensation Plans (Details) - Schedule of Share-Based Compensation Expense Included in the Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Operating expenses	$ 33,015	$ 67,428	$ 73,723